Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 55	$ 61	$ 118
Additions based on tax positions related to the current year	3	0	4
Additions for tax positions of prior years	5	11	13
Reduction for tax positions of prior years	(1)	0	(69)
Settlements	(3)	(14)	(2)
Reductions due to lapse of statute of limitations	(8)	(4)	0
Currency translation adjustment	(3)	1	(3)
Balance at end of year	$ 48	$ 55	$ 61